Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses:
Amortization	$ 14
Corporate development	57	136	42
Employee and director remuneration	792	461	489
General and administrative	236	193	190
Shareholder relations	171	311	91
Share-based payments	366	301	161
Loss before the undernoted	(1,636)	(1,402)	(973)
Interest and other income	52	28	3
Change in fair value of marketable securities	(293)	3,205
Flow through financing costs			(4)
Gain from debt settlement		108	54
Gain from derivative liability			13
Interest and finance charges	(23)
Foreign exchange gain (loss)		16	(20)
Recovery of promissory notes receivable		10
Write off of mineral property interest	(67)
Net (loss) income from continuing operations before income tax	(1,967)	1,965	(927)
Income tax recovery from continuing operations	7
Net (loss) income from continuing operations	(1,960)	1,965	(927)
Net income (loss) from discontinued operations		4,826	(5)
Net (loss) income for the year	(1,960)	6,791	(932)
Items that will not be reclassified into profit or loss:
Foreign currency translation adjustment	1,274	70	(1,715)
Comprehensive (loss) income for the year	$ (686)	$ 6,861	$ (2,647)
Continuing operations:
Basic	$ (0.01)	$ 0.01	$ (0.01)
Diluted	(0.01)	0.01	(0.01)
Discontinued operations:
Basic		0.02
Diluted		$ 0.02
Weighted average number of common shares outstanding:
Basic	218,473,845	211,483,671	164,670,698
Diluted	218,473,845	212,674,296	164,670,698